REVENUE FROM CONTRACTS WITH CUSTOMERS - Contract balances (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2017	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receivables				₽ 31,452	₽ 35,019
Contract assets				53	149
Total assets				31,505	35,168
Less current portion				(29,342)	(31,612)
Total non-current assets				2,163	3,556
Contract liabilities	₽ (21,842)	₽ (21,307)		(21,842)	(21,307)
Less current portion				21,125	20,718
Total non-current liabilities				(717)	(589)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(21,307)	(22,155)
Revenue recognised that was included in the contract liability balance at the beginning of the period	17,531		₽ 19,951
Increase due to cash received, excluding amount recognised as revenue during the period	(18,438)	(22,659)
Disposal		(7,947)
Contract liabilities at end of period	(21,842)	(21,307)
VF Ukraine
Significant changes in the contract assets and the contract liabilities balances
Disposal		3,556
NVision Group
Significant changes in the contract assets and the contract liabilities balances
Disposal	372
Mobile and fixed telecommunication services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(20,714)	(18,849)		(20,714)	(18,849)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(18,849)
Contract liabilities at end of period	(20,714)	(18,849)
Other services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(694)	(2,115)		(694)	(2,115)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(2,115)
Contract liabilities at end of period	(694)	(2,115)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	694
Other services | 2021
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	694
Loyalty programme
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	(434)	(343)		(434)	₽ (343)
Significant changes in the contract assets and the contract liabilities balances
Contract liabilities at beginning of period	(343)
Contract liabilities at end of period	(434)	₽ (343)
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	434
Loyalty programme | 2021
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	434
Mobile telecommunication services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	20,714
Mobile telecommunication services | 2021
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	19,997
Mobile telecommunication services | 1 year to 5 years
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	709
Mobile telecommunication services | 2027-2031
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Revenue related to performance obligations	₽ 8
Telecommunication services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				3,856
Telecommunication services | 2021
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				2,394
Telecommunication services | 1 year to 5 years
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				751
Telecommunication services | 2027-2031
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				406
Telecommunication services | After 2031
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				305
Integration services
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				119
Integration services | 2021
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				41
Integration services | 1 year to 5 years
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				67
Integration services | 2027-2031
Revenue related to performance obligations that are unsatisfied (or partially unsatisfied)
Transaction price assigned to unsutisfied performance obligations				₽ 11